Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Goodwill and other intangible assets
Note 14. Goodwill and other intangible assets
Below are the changes in goodwill and other intangible assets for the year ended December 31,
202
0
:

	Goodwill	Other intangible assets
		Software licenses	Exploration rights	Total
Cost
Amounts as of December 31, 2019	28,484	6,941	29,403	36,344
Additions	—	3,664	—	3,664
Impairment of long -live assets (1)	—	—	(14,044)	(14,044)

Amounts as of December 31, 2020	28,484	10,605	15,359	25,964

Accumulated amortization
Amounts as of December 31, 2019	—	(2,315)	—	(2,315)
Amortization	—	(2,568)	—	(2,568)

Amounts as of December 31, 2020	—	(4,883)	—	(4,883)

Net value
Amounts as of December 31, 2020	28,484	5,722	15,359	21,081

(1)	See Note 3.2.2.
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2021:

	Goodwill		Other intangible assets
			Software licenses	Exploration rights		Total
Cost
Amounts as of December 31, 2020	28,484		10,605	15,359		25,964
Additions	—		1,611	—		1,611
Disposals	(68	) (1)	—	(30,076	) (2)	(30,076)
Acquisition of Mexico’s exploration assets	—		—	14,928	(3)	14,928
Disposal of Mexico’s exploration assets	—		—	(14,255	) (3)	(14,255)
Reversal of long-lived assets impairment	—		—	14,044	(4)	14,044

Amounts as of December 31, 2021	28,416		12,216	—		12,216

Accumulated amortization
Amounts as of December 31, 2020	—		(4,883)	—		(4,883)
Amortization	—		(3,455)	—		(3,455)

Amounts as of December 31, 2021	—		(8,338)	—		(8,338)

Net value
Amounts as of December 31, 2021	28,416		3,878	—		3,878

(1)	Related to the farmout agreement (see Note 1.2).
(2)	Related to exploration rights of operated area CS-01 in Mexico transferred to “Property, plant and equipment” (see Note 13). These transactions did not generate cash flows.
(3)	These transactions did not generate cash flows (see Note 1.4).
(4)	See Note 3.2.2.

Goodwill arises from the initial business combination, mainly due to the Company’s capacity to tap into unique synergies from managing a portfolio of acquired oil and existing plots of land.
As of December 31, 2021, it was allocated to the following CGUs in Argentina: (i) 22,874 to operated concessions of unconventional oil and gas exploration and production; and (ii) 5,542 to operated concessions of conventional oil and gas exploration and production. As of December 31, 2020, it was allocated to the following CGUs in Argentina: (i) 22,942 to operated concessions of unconventional oil and gas exploration and production; and (ii) 5,542 to operated concessions of conventional oil and gas exploration and production.
Software licenses are amortized over the
3-year
estimated useful life.
Exploration rights are related to the acquisition of 50% of working interest in three oil and gas properties in which Jaguar and Pantera were licensees (Note 30.3.12). During the year ended December 31, 2020, an impairment charge was recognized in exploration and evaluation assets in Mexico for 14,044 related to the CGU of operated concessions of unconventional oil and gas.
During the year ended December 31, 2021, the Company recognized a reversal in impairment of exploration and evaluation assets for 14,044 related to the CGU of operated concessions of conventional oil and gas in Mexico. In addition, exploration rights were transferred to “Property, plant and equipment” under “Oil & gas properties” as the technical and commercial feasibility of these assets was determined.